Retirement Employee Benefits - Summary of Movements in Present Value of Defined Obligation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Opening defined benefit obligation	$ 353,509	$ 280,423	$ 216,908
Service cost recognized in net income	88,793	68,020	51,452
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions	(9,600)	(10,201)	15,932
Benefits paid	(3,624)	15,267	(3,869)
Ending defined benefit obligation	$ 429,078	$ 353,509	$ 280,423